SCHEDULE OF FUTURE MINIMUM LOAN PAYMENTS TO BE PAID (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Defined Benefit Plan Disclosure [Line Items]
Present value of loan liabilities	$ 2,172,739	$ 2,070,563
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
2025	283,276
2026	240,706
2027	229,369
2028	229,369
2029	229,369
Thereafter	2,264,425
Total future minimum loan payments	3,476,514
Less: imputed interest	(953,775)
Present value of loan liabilities	$ 2,522,739